Fair Value Measurements - Derivative instruments at fair value (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Fair Value Measurements
Equity derivative contracts	$ 26,372	$ 16,206
Contingent consideration	8,674	35,146
Level 2
Fair Value Measurements
Equity derivative contracts	26,372	16,206
Level 3
Fair Value Measurements
Contingent consideration	$ 8,674	$ 35,146